Stockholders' Deficit (Details Narrative) (10-K)																						1 Months Ended					3 Months Ended					9 Months Ended		12 Months Ended
	Aug. 03, 2020 USD ($) $ / shares	Jun. 26, 2020 shares	Jan. 07, 2020 USD ($) $ / shares shares	Oct. 03, 2019 USD ($) $ / shares shares	Oct. 02, 2019 USD ($) $ / shares shares	Oct. 02, 2019 USD ($) $ / shares shares	Sep. 06, 2019 USD ($) $ / shares shares	Aug. 30, 2019 USD ($) $ / shares shares	Aug. 19, 2019 shares	Aug. 16, 2019 USD ($) $ / shares shares	Jul. 12, 2019 USD ($) $ / shares shares	Jul. 08, 2019 USD ($) $ / shares shares	Jun. 14, 2019 USD ($) $ / shares shares	Jun. 11, 2019 USD ($) $ / shares shares	May 01, 2019 USD ($) $ / shares shares	May 01, 2019 USD ($) $ / shares shares	Apr. 09, 2019 USD ($) $ / shares shares	Feb. 25, 2019 USD ($) $ / shares shares	Feb. 25, 2019 USD ($) $ / shares shares	Dec. 27, 2018	Jun. 18, 2018 USD ($) $ / shares shares	Aug. 10, 2020 USD ($) shares	Jul. 24, 2020 shares	Jun. 29, 2020 shares	Jun. 30, 2019 shares	Oct. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Oct. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Jul. 31, 2020 $ / shares	Jun. 16, 2020 Integer	Apr. 09, 2020 shares	Aug. 31, 2019 $ / shares shares	Jul. 31, 2018 shares
Preferred stock, authorized																											10,000,000					10,000,000		10,000,000	10,000,000					10,000,000
Preferred stock, par value | $ / shares																											$ 0.001					$ 0.001		$ 0.001	$ 0.001
Debt conversion price, per share | $ / shares			$ 0.40
Shares issued, price per share | $ / shares																																			$ 2.06
Common stock issuable, shares																											0					0		25,000	0
Common stock issued for acquisition																																			1,500,000
Value of common stock issued for acquisition | $																																			$ 3,090,000
Interest expense - related party | $																											$ 22,686		$ 35,753			$ 152,262	$ 183,392	$ 222,328	193,617
Value of stock issued for service rendered | $																													2,528,646	$ 2,465,500	$ 2,750,808			8,526,204	4,326,000
Number of share issued for common stock		4,000,000,000							100,000													85,710,419		70,203,889
Gain (loss) of debt extinguishment | $																						$ 237,664					$ 907,447		$ (4,714,751)			$ 7,151,041	39,203,017	39,090,168
Warrant to purchase shares of common stock			8,644,474
Warrant exercise price | $ / shares			$ 0.40
Sale of stock, price per share | $ / shares																	$ 12.81
Fair value of warrants | $																																		$ (3,620,498)
Number of options granted																																		80,000
Options exercisable for the period | $ / shares																											$ 8.84					$ 8.84
Stock-based compensation and consulting fees - discontinued operations | $																																	$ 700,816	$ 700,816
Deemed dividend | $			$ 17,836,244
Expected Dividend Rate [Member]
Fair value of valuation assumptions														0.00																				0.00			0
Volatility [Member]
Fair value of valuation assumptions														228.1																				228.1
Risk Free Interest Rate [Member]
Fair value of valuation assumptions														1.92																							0.33
Conversion Debt [Member]
Debt conversion price, per share | $ / shares					$ 2.50	$ 2.50																							$ 2.50				$ 2.50
Shares issued, price per share | $ / shares																													$ 2.50				2.50
Conversion of common stock issued																													423,711			417,863,999
Vaue of common stock issued as loan fee | $																													$ 946,250			$ 2,844,979
Number of share issued for common stock					28,367																								423,711
Warrant to purchase shares of common stock					28,367	28,367
Warrant exercise price | $ / shares					$ 2.50	$ 2.50																							$ 2.50				$ 2.50
Warrant issued																													423,711
Notes payable | $					$ 57,500	$ 57,500																							$ 946,250				$ 946,250
Accrued interest payable | $					13,417	$ 13,417																					$ 218,600		113,027			218,600	$ 113,027
Debt conversion, original debt, amount | $					$ 70,917																								$ 1,059,277
Promissory Notes Payable [Member]
Warrants expiration term														5 years																				5 years
Warrant to purchase shares of common stock														55,000																				59,000
Warrant exercise price | $ / shares														$ 1.00																				$ 1.00
Warrant issued														55,000																				59,000
Fair value of warrants | $														$ 601,121																				$ 135,324
Warrants Issued in Connection with Sale of Common Stock [Member]
Warrants expiration term																												5 years
Number of shares issued in transaction																												619,000
Warrant to purchase shares of common stock																												619,000
Warrant exercise price | $ / shares																												$ 2.50
Maximum [Member] | Risk Free Interest Rate [Member]
Fair value of valuation assumptions																																		2.40
Minimum [Member] | Risk Free Interest Rate [Member]
Fair value of valuation assumptions																																		2.28
Note Conversion Agreement [Member]
Debt conversion price, per share | $ / shares											$ 2.50																							$ 2.50
Conversion of common stock issued											203,000
Gain (loss) of debt extinguishment | $																																$ 15,704,425		$ 3,669,367
Warrants expiration term											5 years
Warrant to purchase shares of common stock											203,000
Warrant exercise price | $ / shares											$ 1.81
Warrant issued																																		1,015,000
Notes payable | $											$ 500,000
Accrued interest payable | $											$ 7,500
Debt conversion, original debt, amount | $																																		$ 1,164,220
Fair value of warrants | $																																		$ 2,505,147
Note Conversion Agreement 1 [Member]
Debt conversion price, per share | $ / shares											$ 2.50
Conversion of common stock issued											812,000
Warrants expiration term											5 years
Warrant to purchase shares of common stock											812,000
Warrant exercise price | $ / shares											$ 2.50
Notes payable | $											$ 2,000,000
Accrued interest payable | $											$ 30,000
Securities Purchase Agreement [Member]
Debt instrument interest rate																											10.00%					10.00%
Debt conversion price, per share | $ / shares			$ 0.40
Warrant exercise price | $ / shares			$ 0.40				$ 2.50	$ 3.50
Sale of stock, price per share | $ / shares							$ 2.50
Fair value of warrants | $								$ 1,225,109
Deemed dividend | $			$ 17,836,244				$ 981,548
Securities Purchase Agreement [Member] | Maximum [Member]
Warrant to purchase shares of common stock							395,176	987,940
Securities Purchase Agreement [Member] | Minimum [Member]
Warrant to purchase shares of common stock							1,383,116
Securities Purchase Agreement 2 [Member]
Number of share issued for common stock																													423,711
Warrants expiration term																													5 years				5 years
Warrant to purchase shares of common stock																													423,711				423,711
Warrant exercise price | $ / shares																													$ 2.50				$ 2.50
Fair value of warrants | $																													$ 1,045,384
Securities Purchase Agreement 3 [Member]
Number of share issued for common stock																													1,015,000
Warrants expiration term																													5 years				5 years
Warrant to purchase shares of common stock																													1,015,000				1,015,000
Warrant exercise price | $ / shares																													$ 2.50				$ 2.50
Fair value of warrants | $																													$ 2,505,147
Related Party Lender [Member]
Debt conversion price, per share | $ / shares																										$ 2.00
Conversion of common stock issued																										50,000
Vaue of common stock issued as loan fee | $																										$ 100,000
Interest expense - related party | $																										$ 100,000
Chief Executive Officer [Member]
Number of stock issued for service rendered																		2,670,688	2,670,688		1,500,000
Shares issued, price per share | $ / shares																		$ 1.03	$ 1.03		$ 2.06
Stock-based compensation | $																		$ 2,750,808	$ 2,750,808		$ 3,090,000
Value of stock issued for service rendered | $																		$ 2,750,808	$ 2,750,808		$ 3,090,000
Two Consultants [Member]
Number of stock issued for service rendered																					600,000														600,000
Shares issued, price per share | $ / shares																					$ 2.06
Stock-based compensation | $																					$ 1,236,000
Value of stock issued for service rendered | $																					$ 1,236,000
Consultants [Member]
Number of stock issued for service rendered															30,000	265,500
Shares issued, price per share | $ / shares															$ 8.85	$ 8.85
Stock-based compensation | $															$ 265,500	$ 30,000
Value of stock issued for service rendered | $															$ 265,500	$ 265,500
Consultants [Member] | Consulting Agreement [Member]
Number of stock issued for service rendered												50,000
Shares issued, price per share | $ / shares												$ 2.50
Common stock issuable, shares																																		25,000
Value of stock issued for service rendered | $												$ 125,000
Agreement term												1 year
Accretion of stock-based professional fees | $																																		$ 59,896
Unrecognized professional fees | $																																		65,104
Consultants [Member] | Consulting Agreement [Member] | January 8, 2020 [Member]
Number of shares vested												25,000
Consultants [Member] | Consulting Agreement [Member] | July 8, 2020 [Member]
Number of shares vested												25,000
Employees [Member]
Number of stock issued for service rendered													200,000
Shares issued, price per share | $ / shares													$ 11.00
Stock-based compensation | $													$ 2,200,000
Value of stock issued for service rendered | $													$ 2,200,000
Number of share issued for common stock													200,000
Employees [Member] | Stock Options [Member]
Number of options granted															80,000
Options exercisable for the period | $ / shares															$ 8.85	$ 8.85
Options exercisable term															5 years
Options vesting percentage															25.00%
Options vesting date															Jan. 01, 2020
Fair value of options | $															$ 700,816
Expected dividend rate															0.00%
Expected term (in years)															5 years
Volatility															228.10%
Risk-free interest rate															2.31%
Stock-based compensation and consulting fees - discontinued operations | $																																		$ 700,816
Former Employee [Member]
Number of stock issued for service rendered						300,000
Shares issued, price per share | $ / shares				$ 2.50
Stock-based compensation | $						$ 750,000
Value of stock issued for service rendered | $						$ 750,000
Steven Yariv [Member]
Stock repurchased in exchange for common stock and cancellation of shares															1,000,000
Former Chief Executive Officer [Member]
Increase in equity related to disposal of net liabilities | $															$ 56,987
Lender [Member] | Purchase Agreement [Member]
Warrants expiration term																																		2 years
Percentage of fully diluted outstanding common stock																				2.00%
Aggregate purchase price of warrants | $																																		$ 100
Lender [Member] | Purchase Agreement [Member] | Maximum [Member]
Percentage of fully diluted outstanding common stock																																		4.75%
Placement Agent [Member]
Number of warrants cancelled in exchange for common stock, shares																	240,000
Placement Agent [Member] | Purchase Agreement [Member]
Warrants expiration term																																		2 years
Aggregate purchase price of warrants | $																																		$ 100
Placement Agent [Member] | Purchase Agreement [Member] | Maximum [Member]
Percentage of fully diluted outstanding common stock																																		4.75%
Investors [Member] | Sale of Common Shares [Member]
Warrants expiration term																												5 years
Number of shares issued in transaction																												619,000
Warrant to purchase shares of common stock																												619,000
Warrant exercise price | $ / shares																												$ 2.50
Cash proceeds | $																												$ 1,547,500
Sale of stock, price per share | $ / shares																												$ 2.50
Accredited Investor [Member] | Securities Purchase Agreement [Member]
Debt conversion price, per share | $ / shares				$ 2.50
Warrants expiration term				5 years
Warrant to purchase shares of common stock				66,401
Warrant exercise price | $ / shares				$ 3.51
Fair value of warrants | $				$ 82,771
Bellridge Capital, L.P [Member]
Debt instrument interest rate																	10.00%
Debt conversion price, per share | $ / shares	$ 0.02																																			$ 0.02
Number of preferred shares agreed to exchange into restricted common stock										700,000
Number of restricted common stock issued																	800,000
Shares issued, price per share | $ / shares																	$ 12.81
Common stock issuable, shares																	800,000								700,000					700,000
Conversion of common stock issued																											107,500,001
Vaue of common stock issued as loan fee | $	$ 2,150,000																										$ 1,813,402
Reduction of convertible promissory debt | $																	$ 1,800,000
Beneficial ownership limitation, description																	Such issuances will occur in increments of no fewer than the lesser of (i) 50,000 shares and (ii) the balance of the 800,000 shares owed. The "Beneficial Ownership Limitation" shall be 4.99% of the number of shares of the Company's common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable pursuant to this Agreement.
Number of owed shares																	800,000
Percentage for beneficial ownership limitation																	4.99%
Number of share issued for common stock																									100,000
Number of stock issued and to be issued during the period | $																	$ 10,248,000
Gain (loss) of debt extinguishment | $																	10,248,000										512,366
Number of warrants cancelled in exchange for common stock | $																	360,000
Notes payable | $																	$ 2,223,918
Accrued interest payable | $																											$ 70,671					$ 70,671		$ 126,740
Bellridge Capital, L.P [Member] | Placement Agent [Member]
Shares issued, price per share | $ / shares																	$ 12.81
Gain (loss) of debt extinguishment | $																	$ 7,686,000
Number of warrants cancelled in exchange for common stock, shares																	600,000
Number of warrants cancelled in exchange for common stock | $																	$ 7,686,000
Series A Convertible Preferred Stock [Member]
Preferred stock, authorized																																		4,000,000	4,000,000			4,000,000
Preferred stock, par value | $ / shares																																		$ 0.001	$ 0.001
Preferred stock, stated value | $ / shares																																		$ 1.00
Debt instrument interest rate																																		7.00%
Number of preferred shares agreed to exchange into restricted common stock																	4,000,000
Number of restricted common stock issued																	2,600,000
Preferred Stock [Member]
Debt conversion price, per share | $ / shares																																		$ 20.83
Series B Convertible Preferred Stock [Member]
Preferred stock, authorized																																							1,700,000
Preferred stock, par value | $ / shares																											$ 0.001					$ 0.001		$ 0.001	$ 0.001				$ 0.001
Preferred stock, stated value | $ / shares																																							$ 0.001
Number of preferred shares agreed to exchange into restricted common stock										700,000
Common stock issuable, shares										700,000
Number of share issued for common stock																							1,000,000				398,350,000
Series B Convertible Preferred Stock [Member] | Prime EFS, LLC [Member]
Number of stock issued for service rendered										1,000,000
Shares issued, price per share | $ / shares										$ 2.50
Stock-based compensation | $										$ 2,500,000